Note 7 - Investments in Associate ("Minera Juancipio S.A. DE C.V.") - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Joint Venture Expenditures Incurred Percentage	100.00%	100.00%